Financial Risk Management and Fair Value of Financial Instruments - Disclosure Of Financial Instruments By Type Of Interest Rate Explanatory (Details) - Interest rate risks [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	¥ 4,759,913	¥ 4,169,793
Cash [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	4,268,300	1,661,152
Time Deposits [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	620,148	¥ 2,550,279
Restricted Cash Current [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates		0.01%
Financial assets	4,814	¥ 10,194
Restricted Cash Non Current [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates		0.01%
Financial assets	¥ 9,669	¥ 1,575
Long Term Bank Loan [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	2.90%
Financial assets	¥ (50,040)
Short Term Bank Loan [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	2.50%
Financial assets	¥ (30,019)
LeaseLiabilitiesCurrent [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	4.40%	4.40%
Financial assets	¥ (36,900)	¥ (31,098)
Lease Liabilities NonCurrent [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	4.40%	4.40%
Financial assets	¥ (26,059)	¥ (22,309)
Non Equity Investments [Member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	¥ 1,685,146	¥ 317,042
Bottom of range [member] | Cash [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	0.00%	0.00%
Bottom of range [member] | Time Deposits [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	1.55%	4.69%
Bottom of range [member] | Restricted Cash Current [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	0.01%
Bottom of range [member] | Restricted Cash Non Current [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	0.01%
Top of range [member] | Cash [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	5.25%	3.10%
Top of range [member] | Time Deposits [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	5.05%	6.00%
Top of range [member] | Restricted Cash Current [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	2.00%
Top of range [member] | Restricted Cash Non Current [Member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rates	1.61%